Debt and Equity Securities (Tables)	12 Months Ended
Dec. 31, 2016
Investments, Debt and Equity Securities [Abstract]
Summary of Debt and Equity Securities
Debt and equity securities have been classified in the consolidated balance sheet according to management’s intent. Debt and equity securities at December 31, 2016 consist of the following:

	Securities Held-To-Maturity
	In Thousands
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Market Value
Mortgage-backed:
Government-sponsored enterprises (GSEs)* residential	$11,856	48	230	11,674
Obligations of states and political subdivisions	24,768	142	439	24,471
	$36,624	190	669	36,145

	Securities Available-For-Sale
	In Thousands
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Market Value
Government-sponsored enterprises (GSEs)*	$61,879	—	2,391	59,488
Mortgage-backed:
GSE residential	166,316	496	2,447	164,365
Asset-backed:
SBAP	37,577	9	729	36,857
Obligations of states and political subdivisions	53,429	52	1,606	51,875
	$319,201	557	7,173	312,585

*	Such as Federal National Mortgage Association, Federal Home Loan Mortgage Corporation, Federal Home Loan Banks, Federal Farm Credit Banks and Government National Mortgage Association.
The Company’s classification of securities at December 31, 2015 is as follows:

	Securities Held-To-Maturity
	In Thousands
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Market Value
Mortgage-backed:
Government-sponsored enterprises (GSEs)* residential	$9,375	60	169	9,266
Obligations of states and political subdivisions	18,820	288	9	19,099
	$28,195	348	178	28,365

	Securities Available-For-Sale
	In Thousands
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Market Value
Government-sponsored enterprises (GSEs)*	$77,177	215	483	76,909
Mortgage-backed:
GSE residential	192,983	430	1,498	191,915
Asset-backed:
SBAP	31,253	54	273	31,034
Obligations of states and political subdivisions	31,093	274	97	31,270
	$332,506	973	2,351	331,128

*	Such as Federal National Mortgage Association, Federal Home Loan Mortgage Corporation, Federal Home Loan Banks, Federal Farm Credit Banks and Government National Mortgage Association.

Maturity of Amortized Cost and Estimated Market Value of Debt Securities
Included in mortgage-backed GSE residential available-for-sale securities are collateralized mortgage obligations totaling $16,015,000 (fair value of $15,814,000) and $14,269,000 (fair value of $14,168,000) at December 31, 2016 and 2015, respectively.
The amortized cost and estimated market value of debt securities at December 31, 2016, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	In Thousands
Securities Held-To-Maturity	Amortized Cost	Estimated Market Value
Due in one year or less	$2,003	2,013
Due after one year through five years	10,122	10,151
Due after five years through ten years	8,307	8,124
Due after ten years	4,336	4,183
	24,768	24,471
Mortgage-backed securities	11,856	11,674
	$36,624	36,145

	In Thousands
Securities Available-For-Sale	Amortized Cost	Estimated Market Value
Due in one year or less	$—	—
Due after one year through five years	16,932	16,749
Due after five years through ten years	72,882	70,589
Due after ten years	25,494	24,025
	115,308	111,363
Mortgage and asset-backed securities	203,893	201,222
	$319,201	312,585

Sales of Debt and Equity Securities
Results from sales of debt and equity securities are as follows:

	In Thousands
	2016	2015	2014
Gross proceeds	$90,007	42,845	72,215
Gross realized gains	$716	261	$638
Gross realized losses	(256)	(76)	(93)
Net realized gains	$460	185	$545

Gross Unrealized Losses and Fair Value of Company's Investments
Available-for-sale and held to maturity securities that have been in a continuous unrealized loss position at December 31, 2016 are as follows:

	In Thousands, Except Number of Securities
	Less than 12 Months			12 Months or More			Total
	Fair Value	Unrealized Losses	Number of Securities Included	Fair Value	Unrealized Losses	Number of Securities Included	Fair Value	Unrealized Losses
Held to Maturity Securities:
Debt securities:
Mortgage-backed:
GSE residential	$8,177	$151	7	$1,704	$79	1	$9,881	$230
Obligations of states and political subdivisions	16,081	439	41	—	—	—	16,081	439
	$24,258	$590	48	$1,704	$79	1	$25,962	$669
Available-for-Sale Securities:
Debt securities:
GSEs	$59,488	$2,391	23	$—	$—	—	$59,488	$2,391
Mortgage-backed:
GSE residential	124,011	2,350	64	6,918	97	9	130,929	2,447
Asset-backed:
SBAP	33,579	729	17	—	—	—	33,579	729
Obligations of states and political subdivisions	42,801	1,606	116	—	—	—	42,801	1,606
	$259,879	$7,076	220	$6,918	$97	9	$266,797	$7,173